CONDENSED BALANCE SHEETS - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Mar. 21, 2021
Current assets
Cash	$ 85,969			$ 979,634
Prepaid expenses	232,313			232,313
Total current assets	318,282			1,211,947
Other noncurrent assets	16,548			190,305
Marketable securities held in Trust Account	236,003,331			234,604,006
Total Assets	236,338,161			236,006,258
Current liabilities
Accounts payable and accrued expenses	4,295,743			153,397
Due to related party	111,935			21,935
Promissory note - related party	300,000
Total current liabilities	4,707,678			175,332
Deferred underwriters' discount	12,100,000			12,100,000
Total liabilities	16,807,678			12,275,332
Commitments and Contingencies (Note 6)
Redeemable Shares
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.26 and 10.20 per share at September 30, 2022 and December 31, 2021, respectively				234,604,006
Shareholders' Deficit:
Preference shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				0
Accumulated deficit	(16,473,759)			(10,873,991)
Total Shareholders' Deficit	(16,472,848)	$ (14,139,600)	$ (13,660,699)	(10,873,080)	$ 9,141	$ 9,141	$ 9,141	$ 0
Total Liabilities, Redeemable Shares and Shareholders' Deficit	236,338,161			236,006,258
Class A ordinary share
Shareholders' Deficit:
Ordinary shares				106
Class A ordinary shares subject to possible redemption
Redeemable Shares
Class A ordinary shares subject to possible redemption, 23,000,000 shares at redemption value of $10.26 and 10.20 per share at September 30, 2022 and December 31, 2021, respectively	236,003,331			234,604,006
Shareholders' Deficit:
Ordinary shares	106			106
Class B ordinary shares
Shareholders' Deficit:
Ordinary shares	$ 805			$ 805